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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                   Fairfield, Ohio      March 23, 2007
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total:           28

Form 13F Information Table Value Total:      150,174
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation


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
              COLUMN 1                  COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                        TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
          NAME OF ISSUER                 CLASS        CUSIP   [x$1000]   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED WASTE INDUSTRIES INC         CONVERTIBLE DEB 019589AD2    4,248  5,050,000 PRN      SHARED           01       --     --   --
ALLTEL CORP 7.75% EQUITY UNITS      CONVERTIBLE PFD 020039822    6,710    132,900 SH       SHARED           01       --     --   --
AMERICAN AXLE & MGF HOLDINGS INC    CONVERTIBLE DEB 024061AB9    1,575  2,000,000 PRN      SHARED           01       --     --   --
BAXTER INTL INC 7.00% EQUITY UNITS  CONVERTIBLE PFD 071813406    3,231     60,000 SH       SHARED           01       --     --   --
CHUBB CORP 7.00% EQUITY UNITS       CONVERTIBLE PFD 171232309    4,448    150,000 SH       SHARED           01       --     --   --
CITIZENS UTILITIES TRUST 5% CV PFD  CONVERTIBLE PFD 177351202    6,399    115,300 SH       SHARED           01       --     --   --
CRESCENT REAL ESTATE $1.6875 CV PFD CONVERTIBLE PFD 225756204    3,228    150,000 SH       SHARED           01       --     --   --
FAIRMONT HOTELS & RESORTS CV        CONVERTIBLE DEB 305204AB5    2,175  2,000,000 PRN      SHARED           01       --     --   --
FISHER SCIENTIFIC INT' L            CONVERTIBLE DEB 338032AX3      507    500,000 PRN      SHARED           01       --     --   --
FORD MOTOR 6.50% CAP TR II CV PFD   CONVERTIBLE PFD 345395206    2,040     45,000 SH       SHARED           01       --     --   --
GENERAL MOTORS CORP CV W/PAR        CONVERTIBLE DEB 370442733    1,868    100,000 PRN      SHARED           01       --     --   --
KAMAN CORP CV DEB                   CONVERTIBLE DEB 483548AC7    1,962  1,994,899 PRN      SHARED           01       --     --   --
KELLWOOD CORP                       CONVERTIBLE DEB 488044AF5    4,538  5,000,000 PRN      SHARED           01       --     --   --
KING PHARMACEUTICALS                CONVERTIBLE DEB 495582AG3    3,510  3,700,000 PRN      SHARED           01       --     --   --
LIBERTY MEDIA CORP                  CONVERTIBLE DEB 530715AR2    9,331 10,930,000 PRN      SHARED           01       --     --   --
LOEWS CORP CV DEB                   CONVERTIBLE DEB 540424AL2    9,647  9,575,000 PRN      SHARED           01       --     --   --
NATIONAL AUSTRALIA BANK $1.96875 EX
   CAPS                             CONVERTIBLE PFD 632525309   11,194    305,000 SH       SHARED           01       --     --   --
NAVISTAR FINANCIAL CORP             CONVERTIBLE DEB 638902AM8    9,277  9,300,000 PRN      SHARED           01       --     --   --
NEW YORK COMMUNITY BANCORP 6% CV TR
   PFD                              CONVERTIBLE PFD 64944P307    4,964     95,000 SH       SHARED           01       --     --   --
NORAM ENERGY CORP CV DEB            CONVERTIBLE DEB 655419AC3   14,640 14,639,500 PRN      SHARED           01       --     --   --
REINSURANCE GROUP OF AMERICA 5.75%
   PIERS                            CONVERTIBLE PFD 759351307    6,181    109,400 SH       SHARED           01       --     --   --
ROBBINS & MYERS CV SUB NOTES        CONVERTIBLE DEB 770196AB9    4,102  4,056,000 PRN      SHARED           01       --     --   --
ST. PAUL COMPANIES INC 9.00%        CONVERTIBLE PFD 792860306    3,249     50,000 SH       SHARED           01       --     --   --
SCHERING-PLOUGH CORP                CONVERTIBLE PFD 806605606    8,249    164,000 SH       SHARED           01       --     --   --
SEACOR SMITH INC NOTES              CONVERTIBLE DEB 811904AH4    3,240  3,000,000 PRN      SHARED           01       --     --   --
STATE STREET CORP 6.75% SPACES      CONVERTIBLE PFD 857477202    3,781     19,000 SH       SHARED           01       --     --   --
TECH DATA CORP                      CONVERTIBLE DEB 878237AD8    7,824  8,025,000 PRN      SHARED           01       --     --   --
THERMO ELECTRON CORP CV DEBS        CONVERTIBLE DEB 883556AJ1    8,057  8,200,000 PRN      SHARED           01       --     --   --
                                                               150,174


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